-------------------------------
                        Semiannual Report June 30, 1999
                        -------------------------------

                              LifeSpan Diversified
                                Income Portfolio
                     A Series of Panorama Series Fund, Inc.


                                     [logo]
                              OppenheimerFunds(R)
                            THE RIGHT WAY TO INVEST

--------------------------------------------------------------------------------
Statement of Investments  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                 Principal    Market Value
                                                                                 Amount       Note 1
========================================================================================================
Asset-Backed Securities--1.6%
--------------------------------------------------------------------------------------------------------
Arcadia Automobile Receivables Trust, Automobile Receivables-Backed
Nts., Series 1998-B, Cl. A3, 5.95%, 11/15/02                                     $  250,000   $  249,375
--------------------------------------------------------------------------------------------------------
Dayton Hudson Credit Card Master Trust, Asset-Backed
Certificates, Series 1997-1, Cl. A, 6.25%, 8/25/05                                  125,000      123,906
--------------------------------------------------------------------------------------------------------
IROQUOIS Trust, Asset-Backed Amortizing Nts., Series
1997-2, Cl. A, 6.752%, 6/25/07(1)                                                   175,000      173,511
--------------------------------------------------------------------------------------------------------
Olympic Automobile Receivables Trust, Automobile Receivables-Backed
Nts., Series 1997-A, Cl. A5, 6.80%, 2/15/05(1)                                      200,000      200,719
                                                                                              ----------
Total Asset-Backed Securities (Cost $750,778)                                                    747,511
========================================================================================================
Mortgage-Backed Obligations--4.5%
--------------------------------------------------------------------------------------------------------
Countrywide Funding Corp., Mtg. Pass-Through Certificates,
Series 1994-10, Cl. A3, 6%, 5/25/09                                                 250,000      247,107
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations, Gtd.
Multiclass Mtg. Participation Certificates, Series 1711, Cl. EA, 7%, 3/15/24        300,000      296,625
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg. Participation
Certificates:
6%, 3/1/09                                                                          155,709      152,222
Series 1843, Cl. VB, 7%, 4/15/03                                                     95,000       96,098
Series 1849, Cl. VA, 6%, 12/15/10                                                   161,800      161,194
--------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 1542, Cl. QC, 8.91%-27.01%, 10/15/20(2)                                      900,000      111,375
Series 1583, Cl. IC, 11.65%, 1/15/20(2)                                             362,685       33,095
Series 1661, Cl. PK, 21.14%-22.05%, 11/15/06(2)                                     553,056       26,093
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 12/1/03                                                                         110,896      109,326
6.50%, 4/1/26                                                                       147,809      142,827
7%, 4/1/00                                                                           34,629       34,663
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd.
Real Estate Mtg. Investment Conduit Pass-Through Certificates, Trust 1993-190,
Cl. Z, 5.85%, 7/25/08                                                               106,231      106,065
--------------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 1994-7, Cl. A18, 6%, 2/25/09              174,024      161,734
--------------------------------------------------------------------------------------------------------
IMC Home Equity Trust, Asset-Backed Home Equity Securities,
Series 1998-3, Cl. A5, 6.36%, 8/20/22(3)                                            425,000      415,836
                                                                                              ----------
Total Mortgage-Backed Obligations (Cost $2,103,457)                                            2,094,260

========================================================================================================
U.S. Government Obligations--29.6%
========================================================================================================
Agency--5.7%
--------------------------------------------------------------------------------------------------------
Government Agency-Sponsored--5.7%
Federal Farm Credit Bank, Medium-Term Nts., 5.24%, 10/1/08                          225,000      205,018
--------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 5.57%, 8/17/00                                              650,000      650,000
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts., 5.125%, 2/13/04                             1,850,000    1,773,687
                                                                                              ----------
                                                                                               2,628,705


2                    LifeSpan Diversified Income Portfolio


--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                        Principal     Market Value
                                                                        Amount        Note 1
=================================================================================================
Treasury--23.9%
U.S. Treasury Bonds:
6%, 2/15/26                                                             $ 1,025,000   $   997,133
7.50%, 11/15/16                                                           1,465,000     1,647,209
STRIPS, 5.75%, 11/15/18(4)                                                2,300,000       678,760
-------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.625%, 2/15/06                                                             550,000       541,750
5.625%, 5/15/08                                                             625,000       612,305
5.75%, 8/15/03                                                            1,750,000     1,750,548
6.125%, 8/15/07                                                             450,000       455,063
6.50%, 8/15/05                                                            1,375,000     1,417,969
7.50%, 11/15/01                                                           2,925,000     3,047,484
                                                                                      -----------
                                                                                       11,148,221
                                                                                      -----------
Total U.S. Government Obligations (Cost $14,104,422)                                   13,776,926
=================================================================================================
Corporate Bonds and Notes--29.4%
-------------------------------------------------------------------------------------------------
Chemicals--0.7%
Laroche Industries, Inc., 9.50% Sr. Sub. Nts., Series B, 9/15/07             50,000        39,750
-------------------------------------------------------------------------------------------------
Morton International, Inc., 9.25% Credit Sensitive Nts., 6/1/20              75,000        86,947
-------------------------------------------------------------------------------------------------
PPG Industries, Inc., 9% Debs., 5/1/21                                       75,000        87,261
-------------------------------------------------------------------------------------------------
Rexene Corp., 11.75% Sr. Nts., 12/1/04(1)                                    75,000        79,875
-------------------------------------------------------------------------------------------------
Texas Petrochemical Corp., 11.125% Sr. Sub. Nts., Series B, 7/1/06           50,000        45,250
                                                                                      -----------
                                                                                          339,083
-------------------------------------------------------------------------------------------------
Consumer Durables--0.3%
Black & Decker Corp., 6.625% Nts., 11/15/00                                 155,000       155,843
-------------------------------------------------------------------------------------------------
Consumer Non-Durables--0.4%
Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                   75,000        77,499
-------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 8.625% Sr. Unsec. Sub. Nts., 2/1/08          50,000        47,000
-------------------------------------------------------------------------------------------------
William Carter Co., 10.375% Sr. Sub. Nts., Series A, 12/1/06                 50,000        51,125
                                                                                      -----------
                                                                                          175,624
-------------------------------------------------------------------------------------------------
Energy--1.6%
Abraxas Petroleum Corp./CDN Abraxas Petroleum Ltd., 11.50% Sr. Unsec.
Nts., Series D, 11/1/04                                                      50,000        31,750
-------------------------------------------------------------------------------------------------
Coastal Corp., 8.125% Sr. Nts., 9/15/02                                      95,000        98,766
-------------------------------------------------------------------------------------------------
Crown Central Petroleum Corp., 10.875% Sr. Nts., 2/1/05(1)                   50,000        43,750
-------------------------------------------------------------------------------------------------
Gulf Canada Resources Ltd.:
8.25% Sr. Nts., 3/15/17                                                     125,000       114,062
9% Debs., 8/15/99                                                            75,000        75,375
-------------------------------------------------------------------------------------------------
Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                       75,000        74,653
-------------------------------------------------------------------------------------------------
Norcen Energy Resources Ltd., 6.80% Debs., 7/2/02                           100,000        98,546
-------------------------------------------------------------------------------------------------
Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07                              75,000        75,152
-------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08                            50,000        26,437
-------------------------------------------------------------------------------------------------
Southwest Royalties, Inc., 10.50% Sr. Nts., Series B, 10/15/04               50,000        23,750
-------------------------------------------------------------------------------------------------
Transamerican Energy Corp., 11.50% Sr. Nts., Series B, 6/15/02(1)            25,000         3,062
-------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec. Debs., 2/1/06          75,000        71,423
                                                                                      -----------
                                                                                          736,726



                     LifeSpan Diversified Income Portfolio                     3

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                          Principal    Market Value
                                                                          Amount       Note 1
-------------------------------------------------------------------------------------------------
Financial--5.5%
Aetna Industries, Inc., 11.875% Sr. Nts., 10/1/06(1)                      $   50,000   $   51,250
-------------------------------------------------------------------------------------------------
American General Institutional Capital B, 8.125%
Bonds, Series B, 3/15/46(5)                                                   75,000       79,353
-------------------------------------------------------------------------------------------------
Capital One Financial Corp., 7.25% Nts., 12/1/03                              90,000       88,880
-------------------------------------------------------------------------------------------------
Chelsea GCA Realty Partner, Inc., 7.75% Unsec. Nts., 1/26/01                 310,000      311,989
-------------------------------------------------------------------------------------------------
Conseco Financing Trust III, 8.796% Bonds, 4/1/27                            150,000      138,129
-------------------------------------------------------------------------------------------------
Conseco, Inc., 6.40% Nts., 6/15/01                                           250,000      244,427
-------------------------------------------------------------------------------------------------
Countrywide Home Loans, Inc., 6.05% Medium-Term Nts., Series D, 3/1/01       250,000      248,690
-------------------------------------------------------------------------------------------------
First Industrial LP, 7.15% Bonds, 5/15/27                                    125,000      123,498
-------------------------------------------------------------------------------------------------
Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                     145,000      153,817
-------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.77% Nts., Series A, 8/27/01                225,000      223,194
-------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.625% Nts., 2/15/01                        250,000      247,801
-------------------------------------------------------------------------------------------------
GS Escrow Corp., 6.75% Sr. Unsec. Nts., 8/1/01                               225,000      222,352
-------------------------------------------------------------------------------------------------
Integra Financial Corp., 6.50% Sub. Nts., 4/15/00                            125,000      125,464
-------------------------------------------------------------------------------------------------
Olympic Financial Ltd., Units (each unit consists of $1,000 principal amount of 11.50% sr. nts., 3/15/07 and one warrant to purchase 6.84
shares of common stock)(1)(6)                                                 50,000       44,750
-------------------------------------------------------------------------------------------------
Simon DeBartolo Group LP, 6.625% Unsec. Nts., 6/15/03                        250,000      244,932
                                                                                       ----------
                                                                                        2,548,526
-------------------------------------------------------------------------------------------------
Food & Drug--0.4%
Jitney-Jungle Stores of America, Inc., 10.375% Sr. Sub. Nts., 9/15/07         50,000       18,250
-------------------------------------------------------------------------------------------------
Tricon Global Restaurants, Inc., 7.45% Sr. Unsec. Nts., 5/15/05              150,000      149,468
                                                                                       ----------
                                                                                          167,718
-------------------------------------------------------------------------------------------------
Food/Tobacco--1.0%
AmeriServe Food Distribution, Inc., 8.875% Sr. Nts., 10/15/06                 50,000       46,250
-------------------------------------------------------------------------------------------------
Dole Food Distributing, Inc., 6.75% Nts., 7/15/00                            150,000      150,119
-------------------------------------------------------------------------------------------------
Eagle Family Foods, Inc., 8.75% Sr. Sub. Nts., 1/15/08(1)                     50,000       45,000
-------------------------------------------------------------------------------------------------
Grand Metro Inventory Corp., 7.125% Nts., 9/15/04                            225,000      231,309
                                                                                       ----------
                                                                                          472,678
-------------------------------------------------------------------------------------------------
Forest Products/Containers--0.6%
Ainsworth Lumber, Inc., 12.50% Sr. Nts., 7/15/07(7)                           50,000       56,125
-------------------------------------------------------------------------------------------------
Malette, Inc., 12.25% Sr. Sec. Nts., 7/15/04(1)                               50,000       53,000
-------------------------------------------------------------------------------------------------
Portola Packaging, Inc., 10.75% Sr. Nts., 10/1/05(1)                          75,000       76,875
-------------------------------------------------------------------------------------------------
Stone Container Corp., 9.875% Sr. Nts., 2/1/01                                75,000       75,844
                                                                                       ----------
                                                                                          261,844
-------------------------------------------------------------------------------------------------
Gaming/Leisure--2.6%
American Skiing Corp., 12% Sr. Sub. Nts., Series B, 7/15/06(1)                50,000       38,250
-------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc., 10.50% Sr. Sub. Nts., Series B, 8/1/04               50,000       51,375
-------------------------------------------------------------------------------------------------
Bally Total Fitness Holding Corp., 9.875% Sr. Unsec. Sub. Nts.,
Series D, 10/15/07(1)                                                         50,000       48,750
-------------------------------------------------------------------------------------------------
Casino Magic of Louisiana Corp., 13% First Mtg. Nts., Series B, 8/15/03       75,000       85,219
-------------------------------------------------------------------------------------------------
Colorado Gaming & Entertainment Co., 12% Sr. Sec. Nts., 6/1/03(1)             50,000       49,750
-------------------------------------------------------------------------------------------------
Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09                50,000       47,000



4                    LifeSpan Diversified Income Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                         Principal    Market Value
                                                                                         Amount       Note 1
----------------------------------------------------------------------------------------------------------------
Gaming/Leisure (continued)
Hard Rock Hotel, Inc., 9.25% Sr. Sub. Nts., 4/1/05                                       $   50,000   $   47,375
----------------------------------------------------------------------------------------------------------------
Harveys Casino Resorts, 10.625% Sr. Unsec. Sub. Nts., 6/1/06                                 50,000       52,250
----------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.375% Nts., 6/1/02                                                    150,000      149,959
----------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series A, 8/1/05                                      50,000       47,500
----------------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07                          50,000       49,875
----------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                          50,000       51,062
----------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                                     50,000       50,625
----------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 8.75% Sr. Sub. Nts., 4/15/09(5)                                 50,000       47,125
----------------------------------------------------------------------------------------------------------------
Lady Luck Gaming Corp., 11.875% First Mtg. Nts., 3/1/01(1)                                   50,000       50,875
----------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8.125% Sr. Nts., 1/1/06                                     75,000       73,875
----------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Unsec. Sub. Nts., 12/15/05                        50,000       47,875
----------------------------------------------------------------------------------------------------------------
Players International, Inc., 10.875% Sr. Nts., 4/15/05(1)                                    50,000       52,875
----------------------------------------------------------------------------------------------------------------
Prime Hospitality Corp., 9.75% Sr. Sub. Nts., 4/1/07(1)                                      75,000       73,125
----------------------------------------------------------------------------------------------------------------
Santa Fe Hotel, Inc., 11% Gtd. First Mtg. Nts., 12/15/00                                     50,000       48,500
----------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.75% Sr. Sub. Nts., 4/15/07                                          50,000       51,000
                                                                                                      ----------
                                                                                                       1,214,240
----------------------------------------------------------------------------------------------------------------
Healthcare--0.8%
Columbia/HCA Healthcare Corp., 6.875% Nts., 7/15/01                                         145,000      141,206
----------------------------------------------------------------------------------------------------------------
Dade International, Inc., 11.125% Sr. Sub. Nts., 5/1/06(1)                                   50,000       52,875
----------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc., 8.75% Sr. Nts., 11/15/08(5)                                       50,000       49,375
----------------------------------------------------------------------------------------------------------------
Integrated Health Services, Inc., 9.25% Sr. Sub. Nts., Series A, 1/15/08                     50,000       36,250
----------------------------------------------------------------------------------------------------------------
Paracelsus Healthcare Corp., 10% Sr. Unsec. Sub. Nts., 8/15/06(1)                            50,000       39,250
----------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., 8.875% Sr. Nts., 7/15/04                                             50,000       50,875
                                                                                                      ----------
                                                                                                         369,831
----------------------------------------------------------------------------------------------------------------
Manufacturing--0.9%
Jackson Products, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/15/05(1)                               50,000       48,250
----------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Nts., Series B, 8/1/07(1)                               50,000       50,875
----------------------------------------------------------------------------------------------------------------
Titan Wheel International, Inc., 8.75% Sr. Sub. Nts., 4/1/07                                 50,000       46,875
----------------------------------------------------------------------------------------------------------------
U.S. Industries, Inc., 7.125% Sr. Nts., 10/15/03(5)                                         275,000      272,199
                                                                                                      ----------
                                                                                                         418,199
----------------------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting--0.6%
Allbritton Communications Co., 8.875% Sr. Sub. Nts., Series B, 2/1/08                        50,000       48,375
----------------------------------------------------------------------------------------------------------------
Interepublic National Radio Sales Corp., 10% Sr. Unsec. Sub. Nts., Series B, 7/1/08(1)       75,000       77,062
----------------------------------------------------------------------------------------------------------------
RCN Corp., 0%/11.125% Sr. Unsec. Nts., 10/15/07(8)                                           50,000       33,875
----------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05                                   75,000       77,062
----------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., 11% Sr. Nts., 3/15/04                                    50,000       53,750
                                                                                                      ----------
                                                                                                         290,124
----------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video--1.3%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09                                                               50,000       46,625
10.50% Sr. Unsec. Nts., Series B, 7/15/04                                                    50,000       53,375
----------------------------------------------------------------------------------------------------------------
Century Communications Corp., Zero Coupon Sr. Disc. Nts., Series B, 8.50%, 1/15/08(4)        50,000       22,500



                     LifeSpan Diversified Income Portfolio                    5

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                           Principal    Market Value
                                                                                           Amount       Note 1
------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video (continued)
Charter Communication Holdings LLC/Charter Communication Holdings Capital Corp.:
0%/9.92% Sr. Disc. Nts., 4/1/11(5)(8)                                                      $   50,000   $   31,250
8.625% Sr. Nts., 4/1/09(5)                                                                     50,000       48,250
------------------------------------------------------------------------------------------------------------------
Comcast Corp., 9.125% Sr. Sub. Debs., 10/15/06(1)                                              75,000       79,125
------------------------------------------------------------------------------------------------------------------
Diva Systems Corp., 0%/12.625% Sr. Disc. Nts., Series B, 3/1/08(8)                            100,000       29,375
------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09(5)                                          50,000       51,125
------------------------------------------------------------------------------------------------------------------
Falcon Holding Group LP, 0%/9.285% Sr. Disc. Debs., Series B, 4/15/10(8)                      150,000      105,750
------------------------------------------------------------------------------------------------------------------
James Cable Partners LP, 10.75% Sr. Nts., Series B, 8/15/04                                    50,000       52,250
------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts., Series B, 2/15/08(8)           100,000       66,250
                                                                                                        ----------
                                                                                                           585,875
------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--0.4%
Big Flower Press Holdings, Inc., 8.625% Sr. Unsec. Sub. Nts., 12/1/08                          50,000       46,250
------------------------------------------------------------------------------------------------------------------
Hollinger International Publishing, Inc., 9.25% Gtd. Sr. Sub. Nts., 3/15/07(1)                 50,000       51,500
------------------------------------------------------------------------------------------------------------------
MDC Communications Corp., 10.50% Sr. Sub. Nts., 12/1/06(1)                                     50,000       52,250
------------------------------------------------------------------------------------------------------------------
TV Guide, Inc., 8.125% Sr. Sub. Nts., 3/1/09(5)                                                50,000       47,562
                                                                                                        ----------
                                                                                                           197,562
------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--3.4%
Advanstar Communications, Inc., 9.25% Sr. Sub. Nts., 5/1/08                                   100,000       98,750
------------------------------------------------------------------------------------------------------------------
AT&T Capital Corp., 6.25% Medium-Term Nts., Series F, 5/15/01                                 225,000      221,476
------------------------------------------------------------------------------------------------------------------
CapRock Communications Corp., 11.50% Sr. Nts., 5/1/09(5)                                       50,000       50,750
------------------------------------------------------------------------------------------------------------------
Coaxial Communications, Inc., 10% Sr. Unsec. Nts., 8/15/06(1)                                  50,000       50,812
------------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs., 11/15/07(8)                          75,000       68,719
------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 0%/10.75% Sr. Disc. Nts., 2/15/07(8)                         50,000       38,750
------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 0%/13% Sr. Disc. Nts., 11/1/05(8)                                50,000       26,750
------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 11.25% Sr. Nts., 7/1/08                                           50,000       52,750
------------------------------------------------------------------------------------------------------------------
Galaxy Telecom LP, 12.375% Sr. Sub. Nts., 10/1/05                                              75,000       83,250
------------------------------------------------------------------------------------------------------------------
Globix Corp., 13% Sr. Unsec. Nts., 5/1/05(1)                                                   50,000       48,000
------------------------------------------------------------------------------------------------------------------
GST USA, Inc., 0%/13.875% Gtd. Sr. Disc. Nts., 12/15/05(8)                                     50,000       41,250
------------------------------------------------------------------------------------------------------------------
Hermes Europe Railtel BV, 10.375% Sr. Unsec. Nts., 1/15/09                                     50,000       50,875
------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 0%/11.625% Sr. Disc. Nts., 3/15/07(8)                                      75,000       52,313
------------------------------------------------------------------------------------------------------------------
International CableTel, Inc., 0%/11.50% Sr. Deferred Coupon Nts., Series B, 2/1/06(1)(8)      100,000       87,750
------------------------------------------------------------------------------------------------------------------
IXC Communications, Inc., 9% Sr. Sub. Nts., 4/15/08                                            50,000       48,000
------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 9.125% Sr. Unsec. Nts., 5/1/08                                   50,000       49,375
------------------------------------------------------------------------------------------------------------------
Optel, Inc., 11.50% Sr. Unsec. Nts., 7/1/08                                                    75,000       54,375
------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 11.50% Sr. Unsec. Nts., 11/1/08                                                  50,000       53,000
------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 0%/9.47% Sr. Disc. Nts., 10/15/07(8)                 50,000       39,250
------------------------------------------------------------------------------------------------------------------
RSL Communications plc, 9.125% Sr. Unsec. Nts., 3/1/08                                         50,000       46,375
------------------------------------------------------------------------------------------------------------------
Telewest Communications plc:
0%/11% Sr. Disc. Debs., 10/1/07(8)                                                             50,000       44,750
9.625% Sr. Debs., 10/1/06                                                                      50,000       51,750
------------------------------------------------------------------------------------------------------------------
US West Capital Funding, Inc., 6.125% Nts., 7/15/02                                           225,000      220,541
                                                                                                        ----------
                                                                                                         1,579,611



6                    LifeSpan Diversified Income Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                             Principal  Market Value
                                                                                             Amount     Note 1
----------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--0.9%
Clearnet Communications, Inc., 0%/14.75% Sr. Disc. Nts., 12/15/05(8)                         $ 50,000   $ 46,000
----------------------------------------------------------------------------------------------------------------
Comcast Cellular Communications, Inc., 9.50% Sr. Nts., 5/1/07                                  50,000     56,188
----------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., 0%/14% Sr. Disc. Nts., Series B, 6/1/06(8)                 50,000     40,625
----------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 9.75% Sr. Disc. Nts., 8/15/04                                     50,000     51,125
----------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                  50,000     50,500
----------------------------------------------------------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum Finance Corp., 11% Sr. Nts., 8/15/06                        50,000     57,250
----------------------------------------------------------------------------------------------------------------
Western Wireless Corp., 10.50% Sr. Sub. Nts., 2/1/07(1)                                        50,000     53,250
----------------------------------------------------------------------------------------------------------------
Winstar Communications, Inc., 0%/14% Sr. Disc. Nts., 10/15/05(8)                               50,000     44,000
                                                                                                        --------
                                                                                                         398,938
----------------------------------------------------------------------------------------------------------------
Metals/Minerals--0.8%
Alcan Aluminum Ltd., 9.625% Debs., 7/15/19                                                    175,000    183,295
----------------------------------------------------------------------------------------------------------------
Algoma Steel, Inc., 12.375% First Mtg. Nts., 7/15/05                                           50,000     49,250
----------------------------------------------------------------------------------------------------------------
Gulf States Steel, Inc. (Alabama), 13.50% First Mtg. Nts., Series B, 4/15/03(9)                50,000     12,313
----------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08                           50,000     50,375
----------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09                                75,000     76,688
----------------------------------------------------------------------------------------------------------------
WCI Steel, Inc., 10% Sr. Nts., Series B, 12/1/04                                               25,000     25,563
                                                                                                        --------
                                                                                                         397,484
----------------------------------------------------------------------------------------------------------------
Retail--0.9%
Federated Department Stores, Inc., 6.125% Cv. Sub. Nts., 9/1/01(3)                            225,000    223,607
----------------------------------------------------------------------------------------------------------------
K Mart Corp., 7.75% Debs., 10/1/12                                                             50,000     49,898
----------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                             50,000     50,625
----------------------------------------------------------------------------------------------------------------
Price/Costco Cos., Inc., 7.125% Sr. Nts., 6/15/05                                             100,000    101,409
                                                                                                        --------
                                                                                                         425,539
----------------------------------------------------------------------------------------------------------------
Service--3.4%
Advance Holding Corp., 0%/12.875% Sr. Disc. Nts., 4/15/09(1)(8)                               100,000     54,500
----------------------------------------------------------------------------------------------------------------
Advance Stores Co., Inc., 10.25% Sr. Unsec. Sub. Nts., Series B, 4/15/08(1)                    50,000     48,250
----------------------------------------------------------------------------------------------------------------
Applied Extrusion Technologies, Inc., 11.50% Sr. Nts., Series B, 4/1/02(1)                     50,000     51,063
----------------------------------------------------------------------------------------------------------------
Carrier1 International SA, Units (each unit consists of $1,000 principal amount
of 13.25% sr. nts., 2/15/09 and one warrant to purchase 6.71 shares of common stock)(5)(6)     50,000     53,250
----------------------------------------------------------------------------------------------------------------
Coinstar, Inc., 0%/13% Sr. Disc. Nts., 10/1/06(8)                                              50,000     51,250
----------------------------------------------------------------------------------------------------------------
Dura Operating Corp., 9% Sr. Sub. Nts., 5/1/09(5)                                              50,000     48,000
----------------------------------------------------------------------------------------------------------------
Employee Solutions, Inc., 10% Sr. Unsec. Nts., Series B, 10/15/04(1)                           50,000     30,188
----------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/08                         50,000     47,750
----------------------------------------------------------------------------------------------------------------
Grove Holdings LLC/Grove Holdings Capital, Inc., 0%/11.625% Sr. Unsec.
Disc. Debs., 5/1/09(1)(8)                                                                     100,000     30,500
----------------------------------------------------------------------------------------------------------------
Jordan Telecommunication Products, Inc., 9.875% Sr. Nts., Series B, 8/1/07(1)                  50,000     49,750
----------------------------------------------------------------------------------------------------------------
KSL Recreation Group, Inc., 10.25% Sr. Sub. Nts., 5/1/07(1)                                    50,000     51,000
----------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07                                           50,000     49,250
----------------------------------------------------------------------------------------------------------------
Logix Communications Enterprises, Inc., 12.25% Sr. Unsec. Nts., 6/15/08                        50,000     45,250
----------------------------------------------------------------------------------------------------------------
Maxim Group, Inc. (The), 9.25% Sr. Sub. Nts., Series B, 10/15/07(1)                            50,000     48,750
----------------------------------------------------------------------------------------------------------------
Mrs. Fields Holding Co., Units (each unit consists of $1,000 principal amount of 0%/14% sr. sec. discount nts., 12/1/05 and warrants to purchase shares
of common stock)(1)(6)(8)                                                                     100,000     49,000



                     LifeSpan Diversified Income Portfolio                   7

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                     Principal     Market Value
                                                                                     Amount        Note 1
--------------------------------------------------------------------------------------------------------------
Service (continued)
Ocean Energy, Inc., 8.375% Sr. Unsec. Sub. Nts., Series B, 7/1/08                    $    75,000   $    73,125
--------------------------------------------------------------------------------------------------------------
Production Resource Group, LLC/PRG Finance Corp., 11.50% Sr.
Unsec. Sub. Nts., 1/15/08(1)                                                              50,000        51,250
--------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Nts., 5/15/09(5)                                            50,000        50,500
--------------------------------------------------------------------------------------------------------------
Scotia Pacific Co. LLC, 6.55% Timber Collaterized Nts., Series B, Cl. A-1, 1/20/07       217,494       200,050
--------------------------------------------------------------------------------------------------------------
Simonds Industries, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/08(1)                          75,000        73,875
--------------------------------------------------------------------------------------------------------------
Sun Co., Inc., 7.95% Debs., 12/15/01                                                      75,000        76,765
--------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 0%/12.50% Sr. Disc. Debs., 6/1/08(1)(8)                       100,000        48,000
--------------------------------------------------------------------------------------------------------------
Tyco International Group SA, 6.125% Unsec. Nts., 6/15/01                                 250,000       249,235
--------------------------------------------------------------------------------------------------------------
USI American Holdings, Inc., 7.25% Sr. Nts., Series B, 12/1/06                            70,000        68,922
                                                                                                   -----------
                                                                                                     1,599,473
--------------------------------------------------------------------------------------------------------------
Transportation--1.4%
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B, 7/15/07                       50,000        41,000
--------------------------------------------------------------------------------------------------------------
Canadian Airlines Corp., 12.25%, Sr. Nts., 8/1/06                                         50,000        19,813
--------------------------------------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc., 10% Sr. Sub. Nts., Series B, 1/15/07(1)            50,000        49,750
--------------------------------------------------------------------------------------------------------------
CSX Corp., 7.05% Debs., 5/1/02                                                            85,000        85,885
--------------------------------------------------------------------------------------------------------------
Federal-Mogul Corp., 7.50% Nts., 7/1/04                                                  150,000       145,801
--------------------------------------------------------------------------------------------------------------
Golden Ocean Group Ltd., 10% Sr. Unsec. Nts., 8/31/01(1)                                  50,000         7,750
--------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp., 7.35% Nts., 5/15/07                                               75,000        76,572
--------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., 6/15/07                            50,000        50,250
--------------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.375% Unsec. Nts., 3/1/06                                   50,000        30,250
--------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 7% Nts., 6/15/00                                                    145,000       145,954
                                                                                                   -----------
                                                                                                       653,025
--------------------------------------------------------------------------------------------------------------
Utilities--1.5%
AES Corp., 8.50% Sr. Sub. Nts., 11/1/07                                                   50,000        47,375
--------------------------------------------------------------------------------------------------------------
Northern Illinois Gas Co., 6.45% First Mtg. Bonds, 8/1/01                                240,000       239,526
--------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07                                                  50,000        49,750
--------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                          100,000        99,501
--------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 6.20% Nts., 8/1/02                                                  275,000       270,064
                                                                                                   -----------
                                                                                                       706,216
                                                                                                   -----------
Total Corporate Bonds and Notes (Cost $14,224,468)                                                  13,694,159
                                                                                     Shares
==============================================================================================================
Preferred Stocks--0.1%
--------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 10% Cum., Series D, Non-Vtg.(1)                                              500        50,563
--------------------------------------------------------------------------------------------------------------
TCR Holding Corp.:
Series B(1)                                                                                   44             3
Series C(1)                                                                                   24             1
Series D(1)                                                                                   64             3
Series E(1)                                                                                  132             8
                                                                                                   -----------
Total Preferred Stocks (Cost $50,016)                                                                   50,578


8                    LifeSpan Diversified Income Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                          Market Value
                                                 Shares   Note 1
====================================================================
Common Stocks--22.0%
--------------------------------------------------------------------
Aerospace/Defense--1.2%
General Dynamics Corp.                            6,500   $  445,250
--------------------------------------------------------------------
Northrop Grumman Corp.                            1,800      119,362
                                                          ----------
                                                             564,612
--------------------------------------------------------------------
Chemicals--0.7%
Dexter Corp.                                      3,900      159,169
--------------------------------------------------------------------
Ethyl Corp.                                      12,200       73,200
--------------------------------------------------------------------
IMC Global, Inc.                                  2,834       49,949
--------------------------------------------------------------------
International Flavors & Fragrances, Inc.            700       31,062
                                                          ----------
                                                             313,380
--------------------------------------------------------------------
Consumer Non-Durables--0.2%
Kimberly-Clark Corp.                              2,200      125,400
--------------------------------------------------------------------
Energy--2.8%
Atlantic Richfield Co.                            2,500      208,906
--------------------------------------------------------------------
BP Amoco plc, ADR                                 2,220      240,870
--------------------------------------------------------------------
Chevron Corp.                                     2,500      237,969
--------------------------------------------------------------------
Exxon Corp.                                       4,300      331,637
--------------------------------------------------------------------
Mobil Corp.                                       1,200      118,800
--------------------------------------------------------------------
Occidental Petroleum Corp.                        4,700       99,287
--------------------------------------------------------------------
Texaco, Inc.                                      1,000       62,500
                                                          ----------
                                                           1,299,969
--------------------------------------------------------------------
Financial--5.0%
American General Corp.                            3,000      226,125
--------------------------------------------------------------------
Camden Property Trust                             4,800      133,200
--------------------------------------------------------------------
Chase Manhattan Corp.                             1,600      138,600
--------------------------------------------------------------------
Chubb Corp.                                         700       48,650
--------------------------------------------------------------------
Cornerstone Properties, Inc.                      8,400      133,350
--------------------------------------------------------------------
First Union Corp.                                 1,000       47,000
--------------------------------------------------------------------
Greenpoint Financial Corp.                        1,400       45,937
--------------------------------------------------------------------
Healthcare Realty Trust, Inc.                     4,684       98,364
--------------------------------------------------------------------
HRPT Properties Trust                             6,400       98,000
--------------------------------------------------------------------
HSB Group, Inc.                                   3,750      154,453
--------------------------------------------------------------------
J.P. Morgan & Co., Inc.                             400       56,200
--------------------------------------------------------------------
Jefferson-Pilot Corp.                             1,500       99,281
--------------------------------------------------------------------
Lincoln National Corp.                            4,200      219,712
--------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                       1,100       83,050
--------------------------------------------------------------------
Meditrust Corp., Paired Stock                     3,724       48,645
--------------------------------------------------------------------
National City Corp.                               1,100       72,050
--------------------------------------------------------------------
Reckson Associates Realty Corp., Cl. B(10)        2,817       67,256
--------------------------------------------------------------------
Roslyn Bancorp, Inc.                                700       12,031
--------------------------------------------------------------------
Safeco Corp.                                      1,500       66,187
--------------------------------------------------------------------
St. Paul Cos., Inc.                               1,100       34,994



                     LifeSpan Diversified Income Portfolio                  9

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                  Market Value
                                                         Shares   Note 1
----------------------------------------------------------------------------
Financial (continued)
Transamerica Corp.                                        2,900   $  217,500
----------------------------------------------------------------------------
Union Planters Corp.                                        600       26,812
----------------------------------------------------------------------------
UnionBanCal Corp.                                         3,800      137,275
----------------------------------------------------------------------------
Wachovia Corp.                                              700       59,894
                                                                  ----------
                                                                   2,324,566
----------------------------------------------------------------------------
Food & Drug--0.2%
Piccadilly Cafeterias, Inc.                               7,000       58,187
----------------------------------------------------------------------------
SUPERVALU, Inc.                                           1,100       28,256
                                                                  ----------
                                                                      86,443
----------------------------------------------------------------------------
Food/Tobacco--0.7%
Anheuser-Busch Cos., Inc.                                 1,000       70,937
----------------------------------------------------------------------------
General Mills, Inc.                                       1,800      144,675
----------------------------------------------------------------------------
Philip Morris Cos., Inc.                                  3,200      128,600
                                                                  ----------
                                                                     344,212
----------------------------------------------------------------------------
Forest Products/Containers--0.2%
Unisource Worldwide, Inc.                                 6,800       82,025
----------------------------------------------------------------------------
Manufacturing--0.6%
Case Corp.                                                2,495      120,072
----------------------------------------------------------------------------
New England Business Service, Inc.                        4,700      145,113
----------------------------------------------------------------------------
ROHN Industries, Inc.(10)                                12,000       16,500
                                                                  ----------
                                                                     281,685
----------------------------------------------------------------------------
Media/Entertainment: Diversified Media--0.3%
Deluxe Corp.                                              3,400      132,388
----------------------------------------------------------------------------
Media/Entertainment: Telecommunications--1.3%
ALLTELL Corp.                                             4,000      286,000
----------------------------------------------------------------------------
AT&T Corp.                                                5,700      318,131
----------------------------------------------------------------------------
Globix Corp., Restricted(10)                                176        7,040
----------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. B(10)               429        3,352
                                                                  ----------
                                                                     614,523
----------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--0.2%
Price Communications Corp.(10)                            5,885       88,275
----------------------------------------------------------------------------
Metals/Minerals--0.2%
Carpenter Technology Corp.                                3,100       88,544
----------------------------------------------------------------------------
Retail--0.5%
Brown Shoe Co., Inc.                                      6,400      139,200
----------------------------------------------------------------------------
Genuine Parts Co.                                         1,500       52,500
----------------------------------------------------------------------------
May Department Stores Co.                                   700       28,613
                                                                  ----------
                                                                     220,313
----------------------------------------------------------------------------
Transportation--0.8%
Ford Motor Co.                                            1,200       67,725
----------------------------------------------------------------------------
GATX Corp.                                                8,200      312,113
                                                                  ----------
                                                                     379,838



10                   LifeSpan Diversified Income Portfolio

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                    Market Value
                                            Shares  Note 1
---------------------------------------------------------------
Utilities--7.1%
Bell Atlantic Corp.                          5,832  $   381,267
---------------------------------------------------------------
BellSouth Corp.                              2,600      121,875
---------------------------------------------------------------
Carolina Power & Light Co.                     900       38,531
---------------------------------------------------------------
Conectiv, Inc.                               5,400      131,963
---------------------------------------------------------------
Duke Energy Corp.                            5,186      281,989
---------------------------------------------------------------
El Paso Energy Corp.                        11,700      411,694
---------------------------------------------------------------
Entergy Corp.                                  500       15,625
---------------------------------------------------------------
FPL Group, Inc.                              3,900      213,038
---------------------------------------------------------------
GTE Corp.                                    1,900      143,925
---------------------------------------------------------------
Kansas City Power & Light Co.                5,000      127,500
---------------------------------------------------------------
MCN Energy Group, Inc.                       3,800       78,850
---------------------------------------------------------------
Montana Power Co.                            1,300       91,650
---------------------------------------------------------------
National Fuel Gas Co.                        3,700      179,450
---------------------------------------------------------------
NICOR, Inc.                                    700       26,644
---------------------------------------------------------------
Peco Energy Co.                              3,600      150,750
---------------------------------------------------------------
PG&E Corp.                                   3,200      104,000
---------------------------------------------------------------
Potomac Electric Power Co.                   1,300       38,269
---------------------------------------------------------------
Public Service Enterprise Group, Inc.        1,600       65,400
---------------------------------------------------------------
Questar Corp.                                7,000      133,875
---------------------------------------------------------------
Reliant Energy, Inc.                         3,400       93,925
---------------------------------------------------------------
Texas Utilities Co.                          1,400       57,750
---------------------------------------------------------------
U S West, Inc.                               4,800      282,000
---------------------------------------------------------------
Unicom Corp.                                 1,500       57,844
---------------------------------------------------------------
Western Resources, Inc.                      3,900      103,838
                                                    -----------
                                                      3,331,652
                                                    -----------
Total Common Stocks (Cost $9,188,944)                10,277,825



                     LifeSpan Diversified Income Portfolio                11

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                                                                     Market Value
                                                                                                 Units               Note 1
================================================================================================================================
Rights, Warrants and Certificates--0.0%
--------------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/08(1) (Cost $0)                                                         300          $     3,600

                                                                                                 Principal
                                                                                                 Amount
================================================================================================================================
Repurchase Agreements--10.3%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Zion First National Bank, 4.80%, dated 6/30/99, to be repurchased at $4,797,640 on 7/1/99, collateralized by U.S. Treasury Nts.,
6.875%-8.375%, 7/31/99-8/15/08, with a value of $4,904,347 (Cost $4,797,000)                     $4,797,000            4,797,000
--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $45,219,085)                                                         97.5%          45,441,859
--------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                         2.5            1,141,434
                                                                                                 ----------          -----------
Net Assets                                                                                            100.0%         $46,583,293
                                                                                                 ==========          ===========

1. Identifies issues considered to be illiquid or restricted-See Note 5 of Notes to Financial Statements.
2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
3. Represents the current interest rate for a variable rate security.
4. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $828,739 or 1.78% of the Fund's net assets as of June 30, 1999.
6. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
7. Interest or dividend is paid-in-kind.
8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
9. Non-income producing--issuer is in default.
10. Non-income producing security.

See accompanying Notes to Financial Statements.



12                   LifeSpan Diversified Income Portfolio

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

======================================================================================
Assets
Investments, at value (including repurchase agreement of $4,797,000)
(Cost $45,219,085)--see accompanying statement                             $45,441,859
--------------------------------------------------------------------------------------
Cash                                                                           646,464
--------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                     566,838
Investments sold                                                                52,837
Other                                                                            1,525
                                                                           -----------
Total assets                                                                46,709,523
                                                                           -----------
======================================================================================
Liabilities
Payables and other liabilities:
Investments purchased                                                           52,645
Shares of capital stock redeemed                                                51,455
Shareholder reports                                                              8,755
Custodian fees                                                                   5,606
Legal, auditing and other professional fees                                      4,507
Other                                                                            3,262
                                                                           -----------
Total liabilities                                                              126,230
======================================================================================
Net Assets                                                                 $46,583,293
                                                                           ===========
======================================================================================
Composition of Net Assets
Par value of shares of capital stock                                       $    42,120
--------------------------------------------------------------------------------------
Additional paid-in capital                                                  44,776,281
--------------------------------------------------------------------------------------
Undistributed net investment income                                          1,230,206
--------------------------------------------------------------------------------------
Accumulated net realized gain on investment transactions                       311,912
--------------------------------------------------------------------------------------
Net unrealized appreciation on investments--Note 3                             222,774
                                                                           -----------
Net assets--applicable to 42,119,595 shares of capital
stock outstanding                                                          $46,583,293
                                                                           ===========
======================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share         $1.11

See accompanying Notes to Financial Statements.


                     LifeSpan Diversified Income Portfolio                    13

--------------------------------------------------------------------------------
Statement of Operations  For the Six Months Ended June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

==================================================================================
Investment Income
Interest                                                               $ 1,277,679
----------------------------------------------------------------------------------
Dividends                                                                  147,431
                                                                       -----------
Total income                                                             1,425,110
==================================================================================
Expenses
Management fees--Note 4                                                    168,130
----------------------------------------------------------------------------------
Accounting service fees--Note 4                                              7,912
----------------------------------------------------------------------------------
Legal, auditing and other professional fees                                  5,145
----------------------------------------------------------------------------------
Shareholder reports                                                          2,006
----------------------------------------------------------------------------------
Custodian fees and expenses                                                  1,476
----------------------------------------------------------------------------------
Registration and filing fees                                                 1,474
----------------------------------------------------------------------------------
Directors' compensation                                                      1,122
----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                        1,050
----------------------------------------------------------------------------------
Insurance expenses                                                             735
                                                                       -----------
Total expenses                                                             189,050
Less expenses paid indirectly--Note 1                                       (1,476)
                                                                       -----------
Net expenses                                                               187,574
==================================================================================
Net Investment Income                                                    1,237,536
==================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain on investments                                           319,480
----------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments    (1,181,466)
                                                                       -----------
Net realized and unrealized loss                                          (861,986)
==================================================================================
Net Increase in Net Assets Resulting from Operations                   $   375,550
                                                                       ===========

See accompanying Notes to Financial Statements.


14                   LifeSpan Diversified Income Portfolio

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                        Six Months Ended  Year Ended
                                                        June 30, 1999     December 31,
                                                        (Unaudited)       1998
=======================================================================================
Operations
Net investment income                                   $ 1,237,536       $ 2,160,036
-------------------------------------------------------------------------------------
Net realized gain                                           319,480           570,917
-------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation    (1,181,466)         (928,198)
                                                        -----------       -----------
Net increase in net assets resulting from operations        375,550         1,802,755
=====================================================================================
Dividends and Distributions to Shareholders
Dividends from net investment income                     (2,157,524)       (1,661,998)
-------------------------------------------------------------------------------------
Distributions from net realized gain                       (562,664)         (294,680)
=====================================================================================
Capital Stock Transactions
Net increase in net assets resulting from
capital stock transactions--Note 2                        5,248,850         9,717,189
=====================================================================================
Net Assets
Total increase                                            2,904,212         9,563,266
-------------------------------------------------------------------------------------
Beginning of period                                      43,679,081        34,115,815
                                                        -----------       -----------
End of period (including undistributed net investment
income of $1,230,206 and $2,150,194, respectively)      $46,583,293       $43,679,081
                                                        ===========       ===========

See accompanying Notes to Financial Statements.


                     LifeSpan Diversified Income Portfolio                    15

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                  Six Months
                                                  Ended
                                                  June 30, 1999  Year Ended December 31,
                                                  (Unaudited)    1998           1997             1996(1)        1995(2)
=======================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                $1.17          $1.18          $1.10            $1.04          $1.00
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .03            .06            .06              .06            .02
Net realized and unrealized gain (loss)              (.02)            --            .07              .01            .04
-----------------------------------------------------------------------------------------------------------------------
Total income from investment operations               .01            .06            .13              .07            .06
-----------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                 (.06)          (.06)          (.05)            (.01)          (.02)
Distributions from net realized gain                 (.01)          (.01)            --(3)            --             --
-----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                      (.07)          (.07)          (.05)            (.01)          (.02)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $1.11          $1.17          $1.18            $1.10          $1.04
                                                    =====          =====          =====            =====          =====
=======================================================================================================================
Total Return, at Net Asset Value(4)                  0.97%          4.88%         12.51%            6.93%          5.69%
=======================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)          $46,583        $43,679        $34,116          $25,274        $21,176
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $45,223        $38,422        $28,503          $22,854        $20,364(5)
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: (6)
Net investment income                                5.52%          5.62%          5.88%            5.84%          5.11%
Expenses (7)                                         0.84%          0.84%          0.86%            1.07%          1.50%
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(8)                             14%            36%            34%              80%            41%

1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. For the period from September 1, 1995 (commencement of operations) to December 31, 1995.
3. Less than $0.005 per share.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
5. This information is not covered by the auditors' opinion.
6. Annualized for periods less than one full year.
7. The expense ratio reflects the effect of expenses paid indirectly by the Fund.
8. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period June 30, 1999, were $9,811,798 and $5,429,271, respectively.

See accompanying Notes to Financial Statements.



16                   LifeSpan Diversified Income Portfolio

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
LifeSpan Diversified Income Portfolio (the Fund) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek high current income, with opportunities for capital appreciation, by investing in a strategically allocated portfolio consisting primarily of bonds. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 1999, securities with an aggregate market value of $12,313, representing 0.03% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders.

--------------------------------------------------------------------------------
Distributions to Shareholders. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.




                     LifeSpan Diversified Income Portfolio                    17

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies  (continued)
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Capital Stock
The Fund has authorized 250 million shares of $0.001 par value of capital stock. Transactions in shares of capital stock were as follows:


                                          Six Months Ended June 30, 1999     Year Ended December 31, 1998
                                          ------------------------------     -----------------------------
                                          Shares             Amount          Shares            Amount
----------------------------------------------------------------------------------------------------------
Sold                                       3,952,422         $ 4,478,220      8,117,360        $ 9,373,119
Dividends and distributions reinvested     2,495,585           2,720,188      1,701,459          1,956,678
Redeemed                                  (1,743,847)         (1,949,558)    (1,391,118)        (1,612,608)
                                          ----------         -----------     ----------        -----------
Net increase                               4,704,160         $ 5,248,850      8,427,701        $ 9,717,189
                                          ==========         ===========     ==========        ===========

================================================================================
3. Unrealized Gains and Losses on Securities
As of June 30, 1999, net unrealized appreciation on investments of $222,774 was composed of gross appreciation of $1,956,614, and gross depreciation of $1,733,840.



18                   LifeSpan Diversified Income Portfolio

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
4. Management Fees and Other Transactions with Affiliates
Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the Fund's average daily net assets up to $250 million and 0.65% of net assets over $250 million. The Fund's management fee for the six months ended June 30, 1999 was 0.75% of average annual net assets.
         The Manager has a sub-advisory agreement with Credit Suisse Asset Management (the Sub-Advisor) to assist in the selection of portfolio investments for the components of the Fund. For these services, the Manager pays Credit Suisse Asset Management negotiated fees.
         The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
         OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services at cost.

================================================================================
5. Illiquid or Restricted Securities
As of June 30, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 1999 was $2,474,220, which represents 5.31% of the Fund's net assets.



                     LifeSpan Diversified Income Portfolio                    19